Note 12 - Digital Assets Held (Details Textual)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Statement Line Items [Line Items]
Digital assets	$ 2,781,164,000	$ 2,584,793,000
Aave cbBTC [member]
Statement Line Items [Line Items]
Digital assets held	8,177	0
Digital assets	$ 725.8
wBTC [member]
Statement Line Items [Line Items]
Digital assets held	227	247.9
Digital assets	$ 20,100,000	$ 23,400,000
weETH [member]
Statement Line Items [Line Items]
Digital assets held	160.6	48.1
Digital assets	$ 500,000	$ 200,000
USDC [Member]
Statement Line Items [Line Items]
Digital assets	464,900,000	127,900,000
USDG [Member]
Statement Line Items [Line Items]
Digital assets	204,300,000	51,300,000
PYUSD [Member]
Statement Line Items [Line Items]
Digital assets	$ 161,100,000	$ 19,700,000